Investments (Schedule of Securities Pledged by Contractual Maturity) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	$ 298	$ 241
Total gross secured borrowings	298	241
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	288	239
Available-for-sale equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	8	1
Foreign government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	2	1
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Total gross secured borrowings	298	241
Overnight and Continuous [Member] | Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	288	239
Overnight and Continuous [Member] | Available-for-sale equity securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	8	1
Overnight and Continuous [Member] | Foreign government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending	$ 2	$ 1